Derivative financial instruments and hedge accounting - Underlying asset or liability by type of risk hedged under cash flow hedge (Details) - Cash flow hedge derivatives - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flow hedges [abstract]
Change of underlying asset used for calculation of hedging ineffectiveness	€ 83	€ 284
CFH reserve	(1,269)	(7)
Reclassification adjustments on cash flow hedges, before tax	(215)	(941)
Commodity price risk
Cash flow hedges [abstract]
Change of underlying asset used for calculation of hedging ineffectiveness	86	284
CFH reserve	(1,272)	(7)
Reclassification adjustments on cash flow hedges, before tax	(215)	(941)
Commodity price risk | Planned sales
Cash flow hedges [abstract]
Change of underlying asset used for calculation of hedging ineffectiveness	86	284
CFH reserve	(1,272)	(7)
Reclassification adjustments on cash flow hedges, before tax	(215)	€ (941)
Interest rate risk
Cash flow hedges [abstract]
Change of underlying asset used for calculation of hedging ineffectiveness	(3)
CFH reserve	3
Interest rate risk | Hedged flows
Cash flow hedges [abstract]
Change of underlying asset used for calculation of hedging ineffectiveness	(3)
CFH reserve	€ 3